UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN GLOBAL RISK

ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

August 31, 2012 (unaudited)

(Effective October 8, 2012, the fund’s name was changed to AllianceBernstein Global Risk Allocation Fund, Inc.)

Company	Shares	U.S. $ Value
COMMON STOCKS - 68.0%
Financials - 14.5%
Capital Markets - 4.0%
BlackRock, Inc.-Class A	53,300	$9,400,521
Goldman Sachs Group, Inc. (The)	89,360	9,447,139
State Street Corp.	83,560	3,476,096

		22,323,756

Commercial Banks - 3.9%
Fifth Third Bancorp	447,000	6,767,580
PNC Financial Services Group, Inc.	39,005	2,424,551
Wells Fargo & Co.	384,390	13,080,791

		22,272,922

Consumer Finance - 1.1%
Capital One Financial Corp.	110,790	6,262,959

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	318,320	11,822,405

Insurance - 3.4%
ACE Ltd.	88,170	6,500,774
Hartford Financial Services Group, Inc.	262,510	4,706,804
MetLife, Inc.	136,787	4,668,541
Travelers Cos., Inc. (The)	49,750	3,220,815

		19,096,934

		81,778,976

Health Care - 12.7%
Biotechnology - 1.7%
Amgen, Inc.	87,768	7,365,491
Gilead Sciences, Inc. (a)	40,500	2,336,445

		9,701,936

Health Care Equipment & Supplies - 1.7%
St. Jude Medical, Inc.	198,793	7,506,424
Zimmer Holdings, Inc.	36,480	2,253,734

		9,760,158

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.-Class A	136,850	5,271,462
McKesson Corp.	66,540	5,796,299
UnitedHealth Group, Inc.	259,540	14,093,022

		25,160,783

Pharmaceuticals - 4.8%
Abbott Laboratories	47,200	3,093,488
Bristol-Myers Squibb Co.	202,320	6,678,583
Forest Laboratories, Inc. (a)	68,900	2,390,141
Merck & Co., Inc.	142,270	6,124,724
Pfizer, Inc.	360,500	8,601,530

		26,888,466

		71,511,343

Company	Shares	U.S. $ Value
Energy - 9.3%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	127,910	$8,572,528
National Oilwell Varco, Inc.	92,923	7,322,333

		15,894,861

Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	112,700	12,640,432
Devon Energy Corp.	52,600	3,041,858
Exxon Mobil Corp.	118,280	10,325,844
Marathon Petroleum Corp.	47,200	2,442,600
Occidental Petroleum Corp.	96,605	8,212,391

		36,663,125

		52,557,986

Information Technology - 9.1%
Communications Equipment - 0.7%
Cisco Systems, Inc.	192,590	3,674,617

Computers & Peripherals - 1.3%
Apple, Inc.	10,600	7,051,544

Internet Software & Services - 0.6%
Google, Inc.-Class A (a)	5,360	3,672,082

IT Services - 0.4%
Amdocs Ltd. (a)	64,949	2,093,956

Semiconductors & Semiconductor Equipment - 1.4%
Lam Research Corp. (a)	43,970	1,500,696
Marvell Technology Group Ltd.	649,763	6,614,587

		8,115,283

Software - 4.7%
Activision Blizzard, Inc.	268,645	3,159,265
Adobe Systems, Inc. (a)	69,610	2,176,705
Cadence Design Systems, Inc. (a)	193,380	2,552,616
Microsoft Corp.	313,980	9,676,864
Oracle Corp.	279,280	8,839,212

		26,404,662

		51,012,144

Industrials - 8.9%
Aerospace & Defense - 2.8%
Boeing Co. (The)	93,180	6,653,052
Raytheon Co.	164,145	9,277,475

		15,930,527

Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	114,430	3,056,425

Construction & Engineering - 0.9%
Foster Wheeler AG (a)	68,196	1,493,493
URS Corp.	103,171	3,756,456

		5,249,949

Company	Shares	U.S. $ Value
Electrical Equipment - 0.5%
Hubbell, Inc.-Class B	35,130	$2,839,207

Industrial Conglomerates - 2.1%
General Electric Co.	557,050	11,536,506

Machinery - 1.7%
Actuant Corp.-Class A	81,141	2,281,685
Dover Corp.	104,740	6,055,019
Gardner Denver, Inc.	24,193	1,458,354

		9,795,058

Road & Rail - 0.3%
Norfolk Southern Corp.	19,957	1,446,084

		49,853,756

Consumer Discretionary - 6.2%
Automobiles - 0.3%
Harley-Davidson, Inc.	30,960	1,299,082

Internet & Catalog Retail - 2.1%
Liberty Interactive Corp. (a)	568,733	10,373,690
Liberty Ventures (a)	28,436	1,307,771

		11,681,461

Media - 3.3%
Comcast Corp.-Class A	206,445	6,922,101
Scripps Networks Interactive, Inc.-Class A	82,200	4,858,020
Viacom, Inc.-Class B	138,300	6,916,383

		18,696,504

Specialty Retail - 0.5%
Bed Bath & Beyond, Inc. (a)	44,230	2,970,929

		34,647,976

Consumer Staples - 3.3%
Beverages - 0.6%
Molson Coors Brewing Co.-Class B	76,020	3,385,931

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	187,661	8,547,958

Food Products - 0.5%
Smithfield Foods, Inc. (a)	143,050	2,763,726

Tobacco - 0.7%
Lorillard, Inc.	33,249	4,173,082

		18,870,697

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	234,590	8,595,377
Verizon Communications, Inc.	52,120	2,238,033

		10,833,410

Materials - 1.5%
Chemicals - 0.6%
CF Industries Holdings, Inc.	14,970	3,098,940

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.9%
Domtar Corp.	71,100	$5,150,484

		8,249,424

Utilities - 0.6%
Multi-Utilities - 0.6%
Ameren Corp.	96,890	3,170,241

Total Common Stocks (cost $326,717,249)		382,485,953

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 7.9%
Industrial - 3.9%
Basic - 0.4%
Alcoa, Inc.
5.40%, 4/15/21	$215	221,977
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	230	243,410
ArcelorMittal
6.125%, 6/01/18	158	156,815
ArcelorMittal USA LLC
6.50%, 4/15/14	235	244,879
Dow Chemical Co. (The)
4.125%, 11/15/21	55	60,218
5.25%, 11/15/41	55	62,701
7.60%, 5/15/14	140	155,363
8.55%, 5/15/19	177	238,932
Eastman Chemical Co.
2.40%, 6/01/17	108	111,995
3.60%, 8/15/22	117	123,038
International Paper Co.
7.95%, 6/15/18	370	477,420
PPG Industries, Inc.
5.75%, 3/15/13	192	197,157
Teck Resources Ltd.
2.50%, 2/01/18	72	72,450
4.75%, 1/15/22 (b)	155	166,600

		2,532,955

Capital Goods - 0.2%
ADT Corp. (The)
3.50%, 7/15/22 (c)	95	98,678
Embraer SA
5.15%, 6/15/22	111	116,272
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	61	65,420
Owens Corning
6.50%, 12/01/16	353	393,804
Republic Services, Inc.
5.25%, 11/15/21	218	258,255
5.50%, 9/15/19	153	181,191

		1,113,620

	Principal Amount (000)	U.S. $ Value
Communications - Media - 0.8%
CBS Corp.
3.375%, 3/01/22	$111	$115,321
5.75%, 4/15/20	96	115,257
8.875%, 5/15/19	174	234,141
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	657,058
Comcast Corp.
5.15%, 3/01/20	95	113,076
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	220	227,252
4.60%, 2/15/21	175	191,208
4.75%, 10/01/14	80	85,995
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c) (d)	365	397,850
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22	35	36,430
News America, Inc.
6.15%, 3/01/37-2/15/41	276	336,563
9.25%, 2/01/13	150	154,810
Omnicom Group, Inc.
3.625%, 5/01/22	125	131,052
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	372,100
Time Warner Entertainment Co. LP
8.375%, 3/15/23	470	657,496
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200	229,663
WPP Finance UK
8.00%, 9/15/14	323	362,452

		4,417,724

Communications - Telecommunications - 0.4%
American Tower Corp.
5.05%, 9/01/20	430	470,068
AT&T, Inc.
3.00%, 2/15/22	115	120,877
4.45%, 5/15/21	225	264,029
British Telecommunications PLC
2.00%, 6/22/15	330	337,385
5.95%, 1/15/18	115	137,221
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)	370	394,615
Telefonica Emisiones SAU
5.462%, 2/16/21	140	128,800
Vodafone Group PLC
6.15%, 2/27/37	285	381,864

		2,234,859

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.00%, 5/15/18	$630	$678,058
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	323	348,611

		1,026,669

Consumer Cyclical - Entertainment - 0.1%
Time Warner, Inc.
7.625%, 4/15/31	455	617,665
Viacom, Inc.
5.625%, 9/15/19	80	95,662

		713,327

Consumer Cyclical - Other - 0.1%
Marriott International, Inc./DE
3.00%, 3/01/19	327	336,164

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	255	326,203
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22 (b)	390	420,181

		746,384

Consumer Non - Cyclical - 0.4%
Ahold Finance USA LLC
6.875%, 5/01/29	325	415,775
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	428,098
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	590	615,381
Delhaize Group SA
5.875%, 2/01/14	150	157,745
Kroger Co. (The)
3.40%, 4/15/22 (b)	291	300,149
Laboratory Corp. of America Holdings
2.20%, 8/23/17	101	102,448
3.75%, 8/23/22	51	52,929
Tyson Foods, Inc.
4.50%, 6/15/22	125	126,250
Whirlpool Corp.
8.60%, 5/01/14	75	83,359

		2,282,134

Energy - 0.5%
Encana Corp.
3.90%, 11/15/21 (b)	435	448,144
Marathon Petroleum Corp.
3.50%, 3/01/16	63	66,831
5.125%, 3/01/21	239	274,638
Nabors Industries, Inc.
9.25%, 1/15/19	302	390,961
Noble Energy, Inc.
8.25%, 3/01/19	355	458,965
Noble Holding International Ltd.
4.90%, 8/01/20	41	45,735

	Principal Amount (000)	U.S. $ Value
Phillips 66
4.30%, 4/01/22 (c)	$370	$402,564
Southwestern Energy Co.
4.10%, 3/15/22 (c)	102	107,241
Valero Energy Corp.
6.125%, 2/01/20	207	247,948
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	55	59,754
9.625%, 3/01/19	280	366,168

		2,868,949

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b) (c)	425	435,625

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20	81	92,495
Hewlett-Packard Co.
4.65%, 12/09/21	167	171,005
Intel Corp.
4.80%, 10/01/41	105	125,103
Motorola Solutions, Inc.
7.50%, 5/15/25	90	112,476
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	405	412,209
Xerox Corp.
8.25%, 5/15/14	435	483,632

		1,396,920

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	357	385,255

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42	350	387,443

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	440	444,039
Con-way, Inc.
6.70%, 5/01/34	380	383,558
Ryder System, Inc.
5.85%, 11/01/16	164	188,077
7.20%, 9/01/15	147	170,942

		1,186,616

		22,064,644

Financial Institutions - 2.9%
Banking - 1.7%
Bank of America Corp.
5.625%, 7/01/20	170	188,479
5.70%, 1/24/22	425	480,616
5.875%, 2/07/42	365	414,102

	Principal Amount (000)	U.S. $ Value
Barclays Bank PLC
5.125%, 1/08/20	$260	$280,798
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	895	1,012,822
Citigroup, Inc.
4.50%, 1/14/22	350	369,915
5.50%, 4/11/13	490	503,307
8.50%, 5/22/19	240	307,032
Countrywide Financial Corp.
6.25%, 5/15/16	143	153,646
DNB Bank ASA
3.20%, 4/03/17 (c)	365	378,611
Fifth Third Bancorp
3.50%, 3/15/22	141	146,501
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	145	160,002
6.00%, 6/15/20	365	408,375
7.50%, 2/15/19	400	479,752
HSBC Holdings PLC
4.00%, 3/30/22	385	412,764
5.10%, 4/05/21	223	256,516
JPMorgan Chase & Co.
4.50%, 1/24/22	200	222,090
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)	73	76,256
Macquarie Group Ltd.
4.875%, 8/10/17 (c)	238	249,982
Morgan Stanley
5.50%, 7/24/20-7/28/21	368	377,749
6.625%, 4/01/18	390	430,694
Nationwide Building Society
6.25%, 2/25/20 (c)	425	469,238
PNC Funding Corp.
5.125%, 2/08/20	190	224,835
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	250	286,378
Societe Generale SA
2.50%, 1/15/14 (c)	140	139,104
UBS AG/Stamford CT
7.625%, 8/17/22	330	331,608
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)	235	206,537
Vesey Street Investment Trust I
4.404%, 9/01/16	138	143,851
Wachovia Corp.
5.50%, 5/01/13	410	423,449

		9,535,009

Finance - 0.1%
General Electric Capital Corp.
4.65%, 10/17/21	146	166,682
SLM Corp.
5.375%, 1/15/13	306	310,603
7.25%, 1/25/22	160	172,800

		650,085

	Principal Amount (000)	U.S. $ Value
Insurance - 0.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	$165	$191,316
American International Group, Inc.
4.875%, 6/01/22	75	81,748
6.40%, 12/15/20	340	404,046
Coventry Health Care, Inc.
5.95%, 3/15/17	130	152,011
6.30%, 8/15/14	260	281,817
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)	247	328,218
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	120	126,181
5.50%, 3/30/20	207	225,936
Humana, Inc.
7.20%, 6/15/18	355	428,976
Lincoln National Corp.
8.75%, 7/01/19	172	222,566
Markel Corp.
7.125%, 9/30/19	171	200,596
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)	130	193,089
Metlife Capital Trust IV
7.875%, 12/15/37 (c)	260	304,200
MetLife, Inc.
7.717%, 2/15/19	158	205,315
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (c)	493	448,155
XL Group PLC
5.25%, 9/15/14	68	72,269

		3,866,439

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)	192	203,124
ORIX Corp.
4.71%, 4/27/15	272	287,395

		490,519

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	355	383,469
HCP, Inc.
5.375%, 2/01/21	380	434,980
Health Care REIT, Inc.
5.25%, 1/15/22	380	425,194
Healthcare Realty Trust, Inc.
5.75%, 1/15/21	230	252,535

		1,496,178

		16,038,230

	Principal Amount (000)	U.S. $ Value
Utility - 1.0%
Electric - 0.4%
Constellation Energy Group, Inc.
5.15%, 12/01/20	$69	$79,686
FirstEnergy Corp. Series C
7.375%, 11/15/31	395	520,580
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	300	389,773
Nisource Finance Corp.
6.80%, 1/15/19	355	425,451
Pacific Gas & Electric Co.
4.50%, 12/15/41	140	156,762
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)	385	399,634
TECO Finance, Inc.
4.00%, 3/15/16	135	146,371
5.15%, 3/15/20	160	186,390

		2,304,647

Natural Gas - 0.6%
DCP Midstream LLC
5.35%, 3/15/20 (c)	181	198,441
Energy Transfer Partners LP
6.70%, 7/01/18	370	438,545
Enterprise Products Operating LLC
5.20%, 9/01/20	63	73,890
EQT Corp.
8.125%, 6/01/19	266	320,406
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	362	384,194
4.15%, 3/01/22	116	124,640
ONEOK, Inc.
4.25%, 2/01/22	360	385,579
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)	370	395,590
TransCanada PipeLines Ltd.
6.35%, 5/15/67	405	430,603
Williams Partners LP
5.25%, 3/15/20	293	337,068

		3,088,956

		5,393,603

Non Corporate Sectors - 0.1%
Agencies-Not Government Guaranteed - 0.1%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)	410	455,715
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20	330	371,880

		827,595

Total Corporates-Investment Grades (cost $40,218,502)		44,324,072

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THROUGHS - 6.2%
Agency Fixed Rate 30-Year - 5.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39	$3,546	$3,817,245
Series 2005
5.50%, 1/01/35	803	883,415
Federal National Mortgage Association
3.50%, TBA	2,340	2,480,766
3.50%, 12/01/41	1,877	1,991,000
4.00%, 1/01/41-12/01/41	4,914	5,275,938
4.50%, TBA	2,080	2,250,625
5.50%, 5/01/38-6/01/38	888	974,694
6.00%, 3/01/38-7/01/39	756	834,306
Series 2004
6.00%, 11/01/34	1,156	1,296,430
Series 2006
5.00%, 2/01/36	1,347	1,477,535
Series 2008
5.50%, 8/01/37	4,299	4,743,938
6.00%, 3/01/37-5/01/38	2,015	2,239,091
Series 2010
6.00%, 2/01/40-4/01/40	709	782,171

		29,047,154

Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
3.00%, TBA	1,425	1,503,152
4.50%, TBA	1,290	1,392,595
4.50%, 6/01/26	1,396	1,513,006

		4,408,753

Agency ARMs - 0.3%
Federal Home Loan Mortgage Corp.
2.363%, 4/01/35 (e)	944	1,005,259
Series 2006
2.926%, 1/01/37 (e)	126	135,068
2.942%, 12/01/36 (e)	70	75,057
Federal National Mortgage Association
Series 2007
2.418%, 2/01/37 (e)	106	112,616
2.97%, 8/01/37 (f)	285	306,437

		1,634,437

Total Mortgage Pass-Throughs (cost $33,607,592)		35,090,344

GOVERNMENTS-TREASURIES - 5.7%
United States - 5.7%
U.S. Treasury Bonds
2.75%, 8/15/42	245	248,292
3.00%, 5/15/42	895	955,832
3.125%, 2/15/42	540	591,216
4.50%, 2/15/36	3,460	4,721,277
4.625%, 2/15/40	2,353	3,313,740
U.S. Treasury Notes
0.25%, 3/31/14	2,505	2,506,077
0.50%, 7/31/17	1,010	1,005,818
0.625%, 8/31/17	1,015	1,016,427
0.75%, 6/30/17	680	685,684
0.875%, 11/30/16-1/31/17	6,225	6,325,521
1.00%, 8/31/16	9,263	9,469,557
1.625%, 8/15/22	705	709,076
1.75%, 5/15/22	675	688,711

Total Governments-Treasuries (cost $30,194,985)		32,237,228

	Principal Amount (000)	U.S. $ Value
AGENCIES - 3.4%
Agency Debentures - 3.4%
Federal Farm Credit Bank
0.259%, 10/12/12 (e)	$910	$910,102
0.286%, 4/26/13 (e)	5,845	5,848,887
0.296%, 6/26/13 (e)	2,700	2,702,246
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	1,706	1,792,829
Federal National Mortgage Association
0.267%, 10/18/12 (e)	600	600,097
6.25%, 5/15/29	2,651	3,898,200
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	3,475	3,074,607

Total Agencies (cost $17,349,565)		18,826,968

ASSET-BACKED SECURITIES - 3.0%
Autos-Fixed Rate - 1.0%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14	371	371,512
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (c)	460	464,667
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15	138	138,920
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)	300	305,478
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	295	298,024
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16	180	181,755
Series 2012-1, Class A3
0.89%, 9/15/16	190	191,179
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (c)	221	221,043
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	245	248,016
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18	120	120,568

	Principal Amount (000)	U.S. $ Value
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)	$386	$386,433
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)	493	493,478
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14	330	331,271
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (c)	470	471,250
Santander Drive Auto Receivables Trust
Series 2012-4, Class A2
0.79%, 8/17/15	305	305,902
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14	290	290,769
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14	362	362,367
World Omni Automobile Lease
Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	488	489,862

		5,672,494

Credit Cards-Floating Rate - 0.6%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.41%, 4/17/17 (e)	760	762,046
Chase Issuance Trust
Series 2012-A1, Class A1
0.34%, 5/16/16 (e)	1,585	1,585,972
Discover Card Master Trust
Series 2010-A1, Class A1
0.89%, 9/15/15 (e)	244	244,703
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.94%, 2/15/17 (c) (e)	370	370,909
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.807%, 3/18/14 (c) (e)	405	405,249

		3,368,879

Credit Cards-Fixed Rate - 0.4%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	880	880,020
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	240	241,962
Series 2012-A3, Class A3
0.86%, 11/15/17	207	208,774
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20	825	827,578
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	270	271,446

		2,429,780

	Principal Amount (000)	U.S. $ Value
Home Equity Loans-Floating Rate - 0.4%
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.617%, 3/20/36 (e)	$2,680	$2,060,057
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.596%, 3/25/37 (e) (g)	604	1,679

		2,061,736

Autos-Floating Rate - 0.2%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.94%, 2/15/17 (c) (e)	470	484,206
Series 2012-1, Class A
0.71%, 1/15/16 (e)	701	703,244

		1,187,450

Other ABS-Fixed Rate - 0.2%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)	198	198,761
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	251	251,731
Series 2012-A, Class A3
0.94%, 5/15/17	286	287,911
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	160	160,063
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)	208	208,419

		1,106,885

Other ABS-Floating Rate - 0.2%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.727%, 6/20/17 (e)	765	768,891

Total Asset-Backed Securities (cost $17,772,540)		16,596,115

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 1.4%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	$1,230	$1,409,010
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
6.004%, 5/15/46	305	349,221
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.417%, 4/10/37	360	257,877
Series 2007-GG9, Class A4
5.444%, 3/10/39	670	758,382
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45	800	847,816
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
6.002%, 6/15/49	730	830,486
Series 2007-LD12, Class AM
6.247%, 2/15/51	153	157,622
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	307	321,146
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	298	303,307
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46	668	686,267
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	2,053,011

Total Commercial Mortgage-Backed Securities (cost $7,315,268)		7,974,145

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)	370	403,300

Kazakhstan - 0.0%
KazMunayGas National Co.
7.00%, 5/05/20 (c)	301	366,765

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)	435	511,860

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)	365	379,517

	Principal Amount (000)	U.S. $ Value
United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)	$370	$388,038

Total Quasi-Sovereigns (cost $1,833,800)		2,049,480

CORPORATES-NON-INVESTMENT GRADES - 0.3%
Industrial - 0.3%
Basic - 0.1%
LyondellBasell Industries NV
5.75%, 4/15/24 (b)	400	453,000

Capital Goods - 0.1%
B/E Aerospace, Inc.
5.25%, 4/01/22	220	229,350
Ball Corp.
5.00%, 3/15/22	220	231,000

		460,350

Consumer Cyclical-Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22 (b) (c)	145	154,969
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (b) (c)	220	223,300

		378,269

Consumer Cyclical-Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17	69	71,760

Energy - 0.0%
Cimarex Energy Co.
5.875%, 5/01/22	108	115,560

		1,478,939

Utility - 0.0%
Electric - 0.0%
CMS Energy Corp.
5.05%, 3/15/22	119	128,971

Total Corporates-Non-Investment Grades (cost $1,503,502)		1,607,910

GOVERNMENTS-SOVEREIGN BONDS - 0.1%
Indonesia - 0.0%
Republic of Indonesia
5.25%, 1/17/42 (c)	365	406,062

Qatar - 0.1%
State of Qatar
4.50%, 1/20/22 (c)	375	420,469

Total Governments-Sovereign Bonds (cost $729,599)		826,531

	Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS-MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO
7.625%, 3/01/40 (cost $581,756)	$570	$766,679

	Shares
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Internet & Catalog Retail - 0.0%
Liberty Ventures (a) (cost $63,794)	9,479	0

SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (h) (cost $30,428,922)	30,428,922	30,428,922

Total Investments Before Security Lending Collateral for Securities Loaned - 101.9% (cost $508,317,074)		573,214,347

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.3%
Investment Companies - 0.3%
AllianceBernstein Exchange Reserves-Class I, 0.18% (h)
(cost $1,610,163)	1,610,163	1,610,163

Total Investments - 102.2% (cost $509,927,237) (i)		574,824,510
Other assets less liabilities - (2.2)%		(12,496,705)

Net Assets - 100.0%		$562,327,805

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services, Inc.:
CDX-NAIGS17V1-5 Year Index, 12/20/16*	(1.00)%	0.93%	$3,590	$(18,636)	$57,455	$(76,091)
Sale Contracts
BNP Paribas SA:
Anadarko Petroleum Corp.
5.95%, 9/15/16, 9/20/17*	1.00	1.74	500	(16,620)	(17,076)	456

				$(35,256)	$40,379	$(75,635)

*	Termination date
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate market value of these securities amounted to $15,341,237 or 2.7% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2012.
(e)	Floating Rate Security. Stated interest rate was in effect at August 31, 2012.
(f)	Variable rate coupon, rate shown as of August 31, 2012.
(g)	Illiquid security.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,820,140 and gross unrealized depreciation of investments was $(5,922,867), resulting in net unrealized appreciation of $64,897,273.

Glossary:

ABS	–	Asset-Backed Securities
ARMs	–	Adjustable Rate Mortgages
CDX-NAIG	–	North American Investment Grade Credit Default Swap Index
CMBS	–	Commercial Mortgage-Backed Securities
GO	–	General Obligation
REIT	–	Real Estate Investment Trust
TBA	–	To Be Announced

AllianceBernstein Balanced Shares Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$382,485,953		$			$	– 0	–	$382,485,953
Corporates - Investment Grades	– 0	–		44,324,072			– 0	–	44,324,072
Mortgage Pass - Throughs	– 0	–		35,090,344			– 0	–	35,090,344
Governments - Treasuries	– 0	–		32,237,228			– 0	–	32,237,228
Agencies	– 0	–		18,826,968			– 0	–	18,826,968
Asset-Backed Securities	– 0	–		12,658,603			3,937,512		16,596,115
Commercial Mortgage - Backed Securities	– 0	–		6,728,160			1,245,985		7,974,145
Quasi - Sovereigns	– 0	–		2,049,480			– 0	–	2,049,480
Corporates - Non-Investment Grades	– 0	–		1,607,910			– 0	–	1,607,910
Governments - Sovereign Bonds	– 0	–		826,531			– 0	–	826,531
Local Governments - Municipal Bonds	– 0	–		766,679			– 0	–	766,679
Rights	– 0	–		– 0	–		– 0	–^	– 0	–
Short-Term Investments	30,428,922			– 0	–		– 0	–	30,428,922
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	1,610,163			– 0	–		– 0	–	1,610,163

Total Investments in Securities	414,525,038			155,115,975			5,183,497		574,824,510
Other Financial Instruments** :
Assets:
Credit Default Swap Contracts	– 0	–		456			– 0	–	456
Liabilities:
Credit Default Swap Contracts	– 0	–		(76,091)			– 0	–	(76,091)

Total+	$414,525,038			$155,040,340			$5,183,497		$574,748,875

*	See Portfolio of Investments for sector classifications.
^	The Fund held securities with zero market value at period end.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Rights^
Balance as of 11/30/11	$2,725,292		$1,377,909		$	– 0	–
Accrued discounts/(premiums)	8		30,451			– 0	–
Realized gain (loss)	6		104,191			– 0	–
Change in unrealized appreciation/depreciation	455,290		18,523			(63,794)
Purchases	1,248,787		158,316			63,794
Sales	(491,871)		(443,405)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 8/31/12	$3,937,512		$1,245,985		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/12	$455,290		$93,054		$	– 0	–

	Collateralized Mortgage Obligations			Total
Balance as of 11/30/11		$1,554		$4,104,755
Accrued discounts/(premiums)		3		30,462
Realized gain (loss)		649		104,846
Change in unrealized appreciation/depreciation		479,392		889,411
Purchases		– 0	–	1,470,897
Sales		(481,598)		(1,416,874)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 8/31/12	$	– 0	–	$5,183,497

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/12	$	– 0	–	$548,344

^	The Portfolio held securities with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: October 23, 2012